Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000240584
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fulcrum Diversified Absolute Return Fund
Without Sales Load [Member] | C000240584
Average Annual Return [Line Items]
Average Annual Return, Percent	10.16%	4.78%	4.88%
Without Sales Load [Member] | C000240582
Average Annual Return [Line Items]
Average Annual Return, Percent	10.19%	4.87%	4.95%
Bloomberg Global Aggregate Total Return Index Value Hedged USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Total Return Index Value Hedged USD
Average Annual Return, Percent	3.17%	0.88%	1.92%
Bloomberg Global Aggregate Total Return Index Value Hedged USD
Average Annual Return [Line Items]
Average Annual Return, Percent	3.17%	0.88%	1.92%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%	0.08%	1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.79%	0.08%	1.54%